UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549
                     Form 13F

               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2000

Check here if Amendment [    ]; Amendment Number:  _____
     This Amendment (Check only one.):  [    ] is a restatement.
                                [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  DDJ Capital Management, LLC
Address:  141 Linden Street, Suite 4
       Wellesley, MA  02482-7910

Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Breazzano
Title: Member
Phone: 781-283-8500

Signature, Place, and Date of Signing:

/s/ David J. Breazzano                  Wellesley, MA  May 8, 2000

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[    ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by
     other reporting manager(s).)
[    ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are
     reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: 90,305


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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Column 1   Column Column  Colu          Colu      Colum  Colu         Colu
           2      3       mn 4          mn 5      n 6    mn 7         mn 8
                          Valu   Shrs         Pu  Inves  Othe
Name of    Title  CUSIP   e      or     SH/P  t/  tment  r     Sole   Shar  No
Issuer     of             (x$1   prn    RN    Ca  discr  Mana         ed    ne
           Class          000)   amt          ll  etion  gers
Action     SB NT  004933  2,45   4,500  SH        SOLE         4,500
Performan  CV     AB3     8
ce Cos     4.75%
Inc        05
Ameristar  COM    03070Q  163    45,000 SH        SOLE         45,00
Casinos           101                                          0
Inc
Argosy     COM    040228  143    10,000 SH        SOLE         10,00
Gaming Co         108                                          0
Bank       COM    063671  704    20,000 SH        SOLE         20,00
Montreal          101                                          0
Que
Checkers   WT EXP 162809  7      94,963 SH        SOLE         94,96
Drive-In   122200 115                                          3
Restauran
ts
Federated  COM    31410H  169    4,000  SH        SOLE         4,000
Dept.             101
Stores
Inc Del
Forbes     COM    344907  590    65,700 SH        SOLE         65,70
Medi-Tech         100                                          0
Inc
Friendly   COM    358497  158    40,000 SH        SOLE         40,00
Ice Cream         105                                          0
Corp New
Fruit of   PUT    G3682L  528    855    SH        SOLE         855
the Loom          955
Ltd
Frontier   COM    359065  30,5   2,575, SH        SOLE         2,575
Airlines          109     82     300                           ,300
Inc New
Harrahs    COM    413619  186    10,000 SH        SOLE         10,00
Entmt Inc         107                                          0
Lodgian    COM    54021P  123    32,500 SH        SOLE         32,50
Inc               106                                          0
MGM Grand  COM    552953  132    5,500  SH        SOLE         5,500
Inc               101
Marvel     COM    57383M  1,23   207,13 SH        SOLE         207,1
Enterpris         108     0      8                             38
es
Metretek   COM    59159Q  6,69   600,00 SH        SOLE         600,0
Tech Inc          107     8      0                             00
Mountain   COM    62426E  2,77   3,414, SH        SOLE         3,414
Prov Mng          402     4      300                           ,300
Inc
NCS        SB DB  628874  5,44   15,350 SH        SOLE         15,35
Healthcar  CV     AC3     9                                    0
e Inc      5.75%0
           4
Penn       COM    707832  20,9   3,040, SH        SOLE         3,040
Traffic    NEW    200     03     376                           ,376
Co New

Pinnacle   COM    723456  203    10,000 SH        SOLE         10,00
Entmt Inc         109                                          0
Seagram    COM    811850  291    4,900  SH        SOLE         4,900
Ltd               106

Toronto    COM    891160  663    25,000 SH        SOLE         25,00
Dominion   NEW    509                                          0
BK Ont
Waste Sys  COM    94106P  15,6   5,450, SH        SOLE         5,450
Intl Inc   NEW    209     70     533                           ,533

World      COM    98141A  481    25,136 SH        SOLE         25,13
Access     NEW    101                                          6
Inc

Grand                     90,3   15,701                        15,70
Total                     05     ,051                          1,051




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